BALANCE SHEET - USD ($)	May 31, 2023	Nov. 30, 2022
Current Assets
Cash	$ 32,484	$ 360,530
Prepaid expenses and other current assets	164,602	120,534
Total Current Assets	197,086	481,064
Cash and marketable securities held in Trust Account	121,457,876	118,785,342
Total Assets	121,654,962	119,266,406
Liabilities and Shareholders’ Deficit
Accounts payable and accrued expenses	706,989	124,102
Total Current Liabilities	706,989	124,102
Deferred underwriting commission	4,025,000	4,025,000
Total Liabilities	4,731,989	4,149,102
Class A ordinary shares subject to possible redemption; $0.0001 par value; 11,500,000 shares at a redemption value of $10.33 per share	121,457,876	118,785,342
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(4,535,203)	(3,668,338)
Total Shareholders’ Deficit	(4,534,903)	(3,668,038)
Total Liabilities and Shareholders’ Deficit	121,654,962	119,266,406
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares value	12	12
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares value	$ 288	$ 288